NOTE PAYABLE	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 4 – NOTES PAYABLE

Notes payable consists of:

	9/30/15	12/31/14
RMB Facility	$2,687,495	$2,544,598
NPX Convertible Note	220,000	220,000
	2,907,495	2,764,598
Less short-term portion	(2,907,495)	(2,544,598)
Long-term portion	$—	$220,000

RMB Facility

On December 10, 2012 (the “Closing Date”), the Company entered into the Facility with RMB, as the lender, in the amount of $4.2 million. The loan proceeds from the Facility will be used to fund an agreed work program relating to the Newsboy gold project located in Arizona and for agreed general corporate purposes. Standard Gold the Company’s wholly owned subsidiary is the borrower under the Facility and the Company is the guarantor of Standard Gold’s obligations under the Facility. Standard Gold paid an arrangement fee of 7% of the Facility amount due upon the first draw down of the Facility. The Facility funds were available to drawdown until March 31, 2014 with the final repayment date due 24 months after the Closing Date, which was December 10, 2014. The Facility bears interest at the rate of LIBOR plus 7% with interest payable quarterly in cash. During the quarter ended June 30, 2014 the $500,000 restricted cash account was applied to the quarterly interest payment and the principal balance. This resulted in an RMB note payable balance of approximately $2,453,000. As previously discussed the Newsboy Project was terminated, and therefore the only collateral remaining for the RMB note is the Bullfrog Project with a September 30, 2015 balance of approximately $100,000.

On December 15, 2014, RMB amended the Facility to extend the repayment date to December 15, 2015. All interest accrued but unpaid as of December 15, 2014 was capitalized and added to the outstanding principal balance.

In connection with the Facility, the Company issued 7,000,000 warrants to purchase shares of the Company’s Common Stock for $0.35 per share to be exercisable for 36 months after the Closing Date, with the proceeds from the exercise of the warrants to be used to repay the Facility. The Company met all of the conditions precedent to complete the closing for the Facility.

In applying current accounting standards to the warrants issued in the Facility with RMB, the Company considered the warrants under ASC 815 Derivatives and Hedging. Under these standards the warrants would qualify as equity. The fair value of the warrants were calculated to be $1,063,592 and are classified as deferred financing fees that were amortized for 24 months from the Closing Date of the RMB Facility.

NPX Convertible Note

On April 25, 2014 (“NPX Closing Date”), the Company entered into a Securities Purchase Agreement for an unsecured 12.5% convertible promissory note (the “Note”) with NPX Metals, Inc (“NPX”), as the lender, in the amount of $220,000. The Note proceeds were used to fund the Klondike Project and for general corporate purposes. The Company paid an arrangement fee of 10% of the Note and issued 220,000 warrants to purchase one full share at a price of $0.35 within three years from the NPX Closing Date. The Note principal and unpaid accrued interest will be due and payable 24 months from the NPX

Closing Date. The president of NPX is Johnathan Lindsay, the son of the chairman of the board of the Company Alan Lindsay.

During the term of the Note, NPX may elect by giving five days to convert their Note and any accrued but unpaid interest thereon, into shares of the Company’s common shares at a conversion price equal to $0.25 per common share. Additionally, for each common share purchased there will be a three year warrant to purchase one hundred percent of the number of shares purchased at a per share exercise price of $0.35.

The ability of NPX to exercise the warrants is not contingent upon the conversion of the Note and, accordingly, we determined that the warrant was “detachable” from the Note. The estimated fair value of the warrant was calculated on the date of issuance using the Black-Scholes pricing model, however we concluded the estimated fair value of the warrant was not material and does not require separate accounting treatment. The warrant also contains a provision that the warrant will be adjusted under certain conditions in the event future warrants are issued with more favorable terms.

We concluded that the conversion feature of the Note met the criteria of an embedded derivative and should be bifurcated from the Note (host contract) and accounted for as a derivative liability and calculated at fair value. We estimated the fair value of the conversion feature of the Note on the date of issuance using the Black-Scholes pricing model, however we concluded the estimated fair value of the conversion feature was not material and does not require separate accounting treatment. If the Note is converted the warrants that will be issued on the conversion date will be accounted for as a derivative liability.